SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
Summary Of Significant Accounting Policies [Abstract]
Summary of Geographic Analysis of Non-current Assets, Excluding Deferred Tax Assets and Deferred Compensation Cost
As of June 30, 2024 and December 31, 2023, the geographic analysis of the Group’s non-current assets, excluding deferred tax assets, was as follows:

	As of June 30,	As of December 31,
	2024	2023
Ireland	111,090	75,858
United States	27,688	24,398
Other	1,345	112
	140,123	100,368

Summary of Exchange Rates Used to Translate Financial Statements into USD from Euros
The following exchange rates were used to translate the financial statements of the Group from EUR into USD:

	Period End	Average for Period	Beginning of Period	Low	High
Six Months Ended June 30,	(EUR per USD)
2024	0.93	0.93	0.91	0.91	0.94
2023	0.92	0.92	0.93	0.90	0.95